Fair Value (Details) - Schedule of reconciliation of fair values - Private Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of Private Warrants	225,635	225,635
Exercise price, as adjusted for the Reverse Stock Split	$ 230	$ 230
Value of Common Stock on measurement date	$ 0.69	$ 1.75
Expected term (years)	1 year 5 months 15 days	2 years 5 months 15 days
Volatility		85.80%
Risk free rate		0.80%